Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities [Abstract]
Interest on long-term debt	$ 837	$ 1,588
Vessels’ operating and voyage expenses	3,385	4,223
Commissions	195	176
Interest on derivatives and other finance expenses	145	511
General and administrative expenses	101	97
Total	$ 4,663	$ 6,595